SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Offering Costs associated with the Initial Public Offering (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering Costs	$ 13,662,256	$ 13,662,256
Underwriting fees	4,600,000	4,600,000
Deferred underwriting fee payable	8,050,000	8,050,000
Other offering costs	1,012,256	1,012,256
Offering costs reduction of temporary equity	13,029,901	13,029,901
Offering costs as a reduction of equity	$ 632,355	$ 632,355